Condensed Unaudited Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Operating activities
Net loss for the period	$ (5,333,621)	$ (2,890,320)	$ (22,682,124)	$ (7,910,509)
Adjustments for:
Amortization	268,932	68,917	798,912	197,332
Stock-based compensation expense	1,597,779	644,228	4,148,806	2,528,643
Share-based payment expense (recovery)	(39,426)	312,960	206,516	935,837
Interest on lease liability	36,488		104,673
Changes in fair value of derivative liability	(2,107,474)	(1,919,072)	3,412,917	(4,945,126)
Deferred income tax recovery	(6,894)		(56,069)
Changes in non-cash working capital items:
Receivables	1,318,042	229,370	803,558	(154,668)
Prepaid expenses	851,321	(312,906)	(3,959,468)	(155,576)
Inventory	198,103	(732,551)	(444,079)	(774,166)
Trade payables and accrued liabilities	391,756	(365,858)	(93,305)	76,532
Customer deposits and construction contract liabilities	41,522	(1,862)	97,256	(38,159)
Net cash flows used in operating activities	(2,783,472)	(4,967,094)	(17,662,407)	(10,239,860)
Investing activities
Restricted cash	(589)	1,213	1,042	(107,782)
Expenditures on plant and equipment	(2,147,066)	(1,030,641)	(3,415,881)	(3,884,515)
Expenditures on intangible assets	(13,050)		(5,008)
Net cash flows used in investing activities	(2,160,705)	(1,029,428)	(3,419,847)	(3,992,297)
Financing activities
Repayment of bank loan				(123,637)
Repayment of shareholder loan	(1,038)	(1,038)	(3,115)	(3,115)
Repayment of promissory note				(1,500,000)
Repayment of leases	(187,950)		(555,782)
Proceeds on issuance of common shares - net of issue costs	(15,699)	13,900,448	14,699,097	19,386,116
Proceeds from issuance of common shares for options exercised			35,008
Proceeds from issuance of common shares for warrants exercised			4,195,286
Net cash flows from financing activities	(204,687)	13,899,410	18,370,494	17,759,364
Increase (decrease) in cash and cash equivalents	(5,148,864)	7,902,888	(2,771,760)	3,527,207
Effect of exchange rate changes on cash and cash equivalents	(14,257)	(24)	10,330	(24)
Cash and cash equivalents, beginning	21,388,624	4,235,315	18,926,933	8,610,996
Cash and cash equivalents, ending	16,225,503	12,138,179	16,225,503	12,138,179
Supplemental schedule of non-cash investing and financing activities
Purchase of PP&E in accounts payable	142,658	566,122	142,658	566,122
Right-of-use assets obtained in exchange for lease liability			2,106,966
Shares issued for services	$ (39,426)	$ 312,960	$ 206,516	$ 935,837